Brokerage Commissions and Net Gains (Losses) on Investment Securities (Detail) In Millions	12 Months Ended
	Mar. 31, 2011 USD ($)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)	Mar. 31, 2009 JPY (¥)
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Brokerage commissions	$ 1	¥ 119	¥ 3,418	¥ 5,025
Net gains (losses) on investment securities	201	16,656	14,863	(22,301)
Dividends income	52	4,345	5,072	4,732
Brokerage commissions and net gains (losses) on investment securities	$ 254	¥ 21,120	¥ 23,353	¥ (12,544)